Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits
15.	Employee benefits

Mexican entities

a.	Collective bargaining agreements - During 2025, approximately 52% (42% on 2024) of the employees in the Company’s Mexican operations are covered by collective bargaining agreements. The Mexican collective contracts expire in periods greater than one year.

b.	Seniority premium benefits - In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. Such benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. These obligations are calculated by independent actuaries using the projected unit credit method.

c.	Severance benefits - Further, in accordance with the Mexican labor laws, the Company also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months’ wages plus 20 days’ wages for each year of service, payable upon involuntary termination without just cause. Severance benefits payments are recorded directly in the consolidated statement of comprehensive income (loss) at the time they are paid, unless they are related to restructuring expenses, which are recorded when there is a present obligation from past events.
d.	Employee profit sharing (EPS) - The Mexican Constitution and the Labor Law grant employees the right to receive a 10% share of the employers’ profits. Employees Profit Sharing is computed in similar terms to the taxable profit for income tax, excluding mainly the employee’s profit sharing paid this year and the amortization of tax losses and decreasing the non-deductible part of the social security for purposes of income tax. For the years 2025 and 2024, EPS amounted to $1,234 and $2,713, respectively. EPS is recorded in the results of operations for the year in which it is incurred.

e.	Governmental defined contribution plans - Under Mexican legislation, the Company must make payments equivalent to 2% of its workers’ daily integrated salary (ceiling) to a defined contribution plan that is part of the retirement savings system. The expense in 2025, 2024 and 2023 was $31,223 and $29,051 and $27,919, respectively.

Employee benefits liability as of December 31, 2025, 2024 and 2023 are comprised as follows:

	Retirement benefits	Termination benefits	2025	2024	2023

Vested benefits Obligation	$-	$4,744	$4,744	$4,123	$4,431
Plus, Non-Vested Benefits Obligation	96,017	122,209	218,226	172,877	180,743
Defined Benefits Obligation	96,017	126,953	222,970	177,000	185,174

Projected Net Liability	$96,017	$126,953	$222,970	$177,000	$185,174

Net cost for the period booked in profit and loss is comprised as follows:

	Retirement benefits	Termination benefits	2025	2024	2023

Service cost	6,323	$9,867	$16,190	$16,483	$15,206
Net interest	10,074	12,459	22,533	20,391	18,632
Early settlement of obligations	148	2,458	2,606
Labor cost of past services	(3,447)	0	(3,447)	(13,880)	(2,528)
Net Cost for the period	$13,098	$24,784	$37,882	$22,994	$31,310

Main actuarial hypothesis used in the actuarial computations are:

	2025	2024	2023

Discount rate	9.20%	10.55%	9.05%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%

The DBO amount recorded in the balance sheet as of December 31, 2025 and 2024 are $222,970 and $177,000, respectively.

	2025	2024

Defined benefit obligations (DBO) changes in present	$177,000	$185,174

DBO present value at January 1st	177,000	185,174
Past services labor cost	(3,447)	(13,880)
Current service labor cost	16,190	16,483
Interest expense	22,533	20,391
Paid benefits	(16,565)	(12,945)
Early settlement of obligations	2,606
Actuarial gains and losses in obligations	24,653	(18,223)
DBO present value at December 31st	$222,970	$177,000
Changes in projected net liabilities
Initial PNL	$177,000	$185,174
Net cost for the period	37,882	22,994
Paid benefits	(16,565)	(12,945)
Previous years effect on profit and loss	24,653	(18,223)
Final PNL	$222,970	$177,000
Defined benefits obligations (DBO)	$222,970	$177,000

Foreign entities (Republic)

Republic is the only subsidiary of the Company that offered other benefits and pension plans to their employees. Such benefit plans are described below:

Upon the cessation of all manufacturing operations and the termination of the collective bargaining agreement on December 31, 2023, the SPT imposed a liability on the Company for the full withdrawal of the pension trust, totaling USD $8,345,769.00. As of December 31, 2025, two payments of USD $1,474,049.00 have been made, leaving a provision of USD $5,397,671.00 as of December 31, 2025.